Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents FDIC limit	$ 90,000	$ 90,000
Cash equivalents
Escrow deposit	3,000,000	3,000,000
Inventory reserve
Deferred revenue amount	500,000	500,000	0
Unrecognized tax benefits
Accrued for interest and penalties
Potential dilutive common stock equivalents